Subsequent Events	6 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
Subsequent Events	Note 16 - Subsequent Events
(Amounts in thousands, except share, per share and per unit data)
The Group determined the need to disclose the following material transactions that occurred subsequent to June 30, 2025, which have been described within each relevant footnote as follows:

Description	Footnote
Dividends	Note 10